Future Minimum Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 8,398
2014	6,387
2015	4,859
2016	3,918
Thereafter	13,715
Total	$ 37,277